Investments	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [text block] [Abstract]
Disclosure of investments accounted for using equity method [text block]

Note 6 - Investments

	December 31,
	2018	2019
	NIS	NIS
Current investments
Investments in marketable securities at fair value through profit and loss and others	396	358
Bank deposits	1,384	883
	1,780	1,241

Bank deposits are repayable until December 2020 and the investments in monetary funds and marketable securities can be disposed of immediately. A deposit used as collateral for hedging transactions is payable in December 2020.